Expense Example {- Franklin LifeSmart™ 2050 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-26 - Franklin LifeSmart™ 2050 Retirement Target Fund	Jan. 29, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	970
5 years	1,346
10 years	2,398
Class C
Expense Example:
1 year	248
3 years	674
5 years	1,228
10 years	2,738
Class R
Expense Example:
1 year	97
3 years	521
5 years	972
10 years	2,223
Class R6
Expense Example:
1 year	41
3 years	259
5 years	494
10 years	1,170
Advisor Class
Expense Example:
1 year	46
3 years	366
5 years	710
10 years	$ 1,680